[LOGO OF USAA]
   USAA(R)

                     USAA CAPITAL
                                GROWTH Fund

                              [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "
                                         I BELIEVE THE NEXT FEW MONTHS
[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY
                                      AS TO THE TRUE HEALTH OF THE ECONOMY
                                          AND ITS POTENTIAL FOR GROWTH.
                                                     "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S.
                 economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

  INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                 1

  SHAREHOLDER VOTING RESULTS                                                 7

  FINANCIAL INFORMATION

     Portfolio of Investments                                                9

     Notes to Portfolio of Investments                                      18

     Financial Statements                                                   19

     Notes to Financial Statements                                          22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies with the prospect of rapidly growing earnings.

                                             1/31/03                    7/31/02
  Net Assets                              $29.0 Million              $28.3 Million
  Net Asset Value Per Share                   $4.10                      $4.26

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03

  7/31/02 TO 1/31/03*              1 YEAR              SINCE INCEPTION ON 10/27/00
       -3.76%                      -25.18%                      -32.53%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         LIPPER         LIPPER         LIPPER     LIPPER
                                        SMALL-CAP      SMALL-CAP       MID-CAP    MID-CAP
               USAA      RUSSELL 2000    GROWTH         GROWTH         GROWTH     GROWTH
              CAPITAL       GROWTH       FUNDS          FUNDS          FUNDS      FUNDS     RUSSELL 2000    S&P 500
             GROWTH FUND    INDEX       AVERAGE         INDEX          INDEX      AVERAGE     INDEX         INDEX
             -----------   --------     -------         -----          -----      -------   ------------    -------
10/27/2000  $10000.00    $10000.00     $10000.00     $10000.00      $10000.00   $10000.00   $10000.00      $10000.00
10/31/2000   10000.00     10399.00       9890.65       9879.03        9869.52     9884.03    10372.00       10362.00
11/30/2000    7850.00      8510.54       8160.77       8196.63        7805.68     8099.55     9307.30        9545.72
12/31/2000    8360.00      9031.39       8835.67       8922.04        8368.31     8667.12    10106.63        9592.55
 1/31/2001    8470.00      9762.03       9062.74       9194.16        8481.95     8796.06    10632.82        9932.69
 2/28/2001    6710.00      8423.65       7829.30       8017.31        7209.64     7555.54     9935.15        9027.59
 3/31/2001    5860.00      7657.94       7061.25       7238.82        6444.68     6703.40     9449.17        8456.01
 4/30/2001    6600.00      8595.27       7937.55       8020.62        7294.41     7598.40    10188.37        9112.61
 5/31/2001    6680.00      8794.68       8109.80       8237.98        7354.56     7602.72    10438.80        9173.74
 6/30/2001    6740.00      9034.78       8344.98       8445.57        7325.86     7566.09    10799.25        8950.54
 7/31/2001    6300.00      8264.11       7843.45       7975.16        6940.53     7141.20    10214.69        8862.40
 8/31/2001    5860.00      7747.61       7362.64       7503.03        6475.50     6628.24     9884.77        8308.15
 9/30/2001    4860.00      6497.14       6215.54       6331.80        5541.53     5670.70     8554.15        7637.30
10/31/2001    5120.00      7122.17       6729.57       6795.92        5850.06     6034.59     9054.75        7783.02
11/30/2001    5570.00      7716.87       7258.51       7322.61        6330.56     6533.12     9755.74        8379.88
12/31/2001    5750.00      8197.63       7704.19       7766.36        6605.14     6790.73    10357.89        8453.34
 1/31/2002    5480.00      7905.79       7453.80       7531.82        6352.53     6579.80    10250.16        8330.05
 2/28/2002    5210.00      7394.29       6947.69       7076.14        6036.67     6223.52     9969.23        8169.36
 3/31/2002    5480.00      8036.85       7484.05       7654.97        6417.20     6628.71    10770.48        8476.65
 4/30/2002    5400.00      7863.26       7258.03       7452.88        6203.87     6405.92    10868.63        7962.95
 5/31/2002    5140.00      7403.26       6890.77       7154.02        5996.88     6196.92    10386.26        7904.50
 6/30/2002    4740.00      6775.46       6388.44       6622.47        5458.07     5660.57     9870.92        7341.66
 7/31/2002    4260.00      5734.07       5490.86       5683.41        4869.43     5060.89     8380.10        6769.51
 8/31/2002    4350.00      5731.20       5489.76       5674.88        4811.36     5012.68     8358.76        6813.83
 9/30/2002    4090.00      5317.41       5131.28       5330.98        4512.44     4689.68     7758.48        6074.05
10/31/2002    4250.00      5586.47       5349.36       5558.62        4739.98     4937.12     8007.23        6608.08
11/30/2002    4420.00      6140.09       5760.19       6024.43        5021.50     5206.08     8721.83        6996.64
12/31/2002    4160.00      5716.43       5375.99       5622.00        4724.65     4879.19     8236.21        6585.81
 1/31/2003    4100.00      5560.94       5241.59       5473.58        4654.58     4810.74     8008.26        6413.62

                                  [END CHART]

                        DATA SINCE INCEPTION ON 10/27/00 THROUGH 1/31/03.

                 THE RUSSELL 2000 GROWTH INDEX REPLACED THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 2000 GROWTH INDEX IS AN INDEX OF SMALL-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON SMALL-CAP GROWTH STOCKS, THAN THE RUSSELL 2000 INDEX, WHICH IS AN INDEX OF SMALL-CAP GROWTH AND VALUE STOCKS, OR, THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 THE LIPPER SMALL-CAP GROWTH FUNDS INDEX REPLACED THE LIPPER MID-CAP GROWTH FUNDS INDEX, BECAUSE THE FUND INVESTS, TO A GREAT EXTENT, IN COMPANIES WITH SMALL-MARKET CAPITALIZATIONS, AND BATTERYMARCH FINANCIAL MANAGEMENT, INC. USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER SMALL-CAP GROWTH FUNDS INDEX.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

                 o The Russell 2000(R) Index, a widely recognized unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index.

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

                 o The Lipper Small-Cap Growth Funds Average, an average performance level of all small-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Mid-Cap Growth Funds Average, an average performance level of all mid-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2003, the USAA Capital Growth Fund had a total return of -3.76%, compared to -3.01% for the Russell 2000 Growth Index, -5.26% for the S&P 500 Index, and -4.44% for the Russell 2000 Index.

WHAT WERE THE MAJOR DRIVERS OF THE FUND'S PERFORMANCE IN THE PERIOD?

                 The Fund suffered in November when the market staged a technical rally characterized by low trading volume and high price volatility. Narrow in scope, the rally was led by companies with poor fundamentals and weak earnings expectations. These stocks were not held by the Fund because they ranked poorly in the stock selection process we use at Batterymarch Financial Management Inc. It emphasizes companies with good fundamentals in terms of cash flow, earnings growth, expectations, and value. In December and January, when the market rotated toward stocks with stronger fundamentals, our fundamentals-based strategy once again proved beneficial.

HOW WAS THE FUND ALLOCATED AMONG INDUSTRY SECTORS?

                 The Fund gradually increased its allocations to technology and software and services during the reporting period as the outlooks for these sectors improved. The Fund decreased its exposure to services and distribution, financial services, and consumer staples as these sectors were pressured by slower-than-expected consumer demand. Overall, returns were slightly dampened during the period by our sector allocations.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE RUSSELL 2000 GROWTH INDEX, THE S&P 500 INDEX, AND RUSSELL 2000 INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IMPACT DID STOCK SELECTION HAVE ON PERFORMANCE?

                 Individual security selection was robust and positive, particularly in consumer services, software and services, and technology. Strong performers included GTECH Holdings Corp., a provider of online lottery technology; University of Phoenix Online, which offers continuing education; and CheckFree Corp., a provider of online bill-paying services.

WHAT IS YOUR OUTLOOK?

                 The market's current price-to-earnings ratio is in the normal range historically and still exceeds the level that typically precedes a sustained market recovery. However, the environment for small-cap stocks is promising. Year-end tax-loss selling, combined with large-cap outperformance in the fourth quarter of 2002, has widened the small-cap discount relative to large-cap stocks. In fact, on nearly every standard valuation measure, small-cap growth stocks are more attractive than their larger-cap brethren, while offering attractive growth prospects. Our strategy is to remain focused on stocks with strong fundamentals, given our belief that the market ultimately rewards such stocks and that companies without these qualities ultimately disappoint.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf and we look forward to continuing to earn your trust.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-17.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)

IDEXX Laboratories, Inc.                1.9%

Staten Island Bancorp, Inc.             1.6%

Amphenol Corp. "A"                      1.5%

OSI Systems, Inc.                       1.5%

Take-Two Interactive Software, Inc.     1.5%

Patina Oil & Gas Corp.                  1.4%

University of Phoenix Online            1.4%

Emulex Corp.                            1.3%

Hyperion Solutions Corp.                1.3%

Pacific Capital Bancorp                 1.2%

              TOP 10 INDUSTRIES*
              (% of Net Assets)

Banks                                   8.3%

Electronic Equipment & Instruments      7.7%

Biotechnology                           4.9%

Application Software                    4.7%

Diversified Commercial Services         4.2%

Health Care Equipment                   3.8%

Internet Software & Services            3.7%

Specialty Stores                        3.7%

Networking Equipment                    3.1%

Managed Health Care                     2.7%

* EXCLUDING REPURCHASE AGREEMENTS AND MONEY MARKET INSTRUMENTS.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS
  ON PAGES 9-17.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. The Fund's shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

               Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------
                  FOR         AGAINST       ABSTAIN      BROKER NON-VOTE*
               -----------------------------------------------------------
               4,637,554      142,354       90,754            107,242

PROPOSAL 2G
--------------------------------------------------------------------------------

               Approval of new investment subadvisory agreement between IMCO and Batterymarch Financial Management, Inc.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------
                  FOR         AGAINST       ABSTAIN      BROKER NON-VOTE*
               -----------------------------------------------------------
               4,746,961      154,160       76,783             N/A

               * Broker "non-votes" (i.e., proxies from brokers or
                 nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

               Approval of a proposal to permit IMCO and the Board of Directors of USAA Mutual Fund, Inc. to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------
                  FOR         AGAINST       ABSTAIN      BROKER NON-VOTE*
               -----------------------------------------------------------
               4,482,046      270,133       118,483            107,242

               * Broker "non-votes" (i.e., proxies from brokers or
                 nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              COMMON STOCKS (98.3%)

              ADVERTISING (0.4%)
    6,100     Harte-Hanks Communications, Inc.                   $     112
                                                                 ---------

              AEROSPACE & DEFENSE (2.2%)
    2,000     Curtiss-Wright Corp.                                     109
    6,600     Engineered Support Systems, Inc.                         244
    7,400     Invision Technologies, Inc.*                             176
    5,600     World Fuel Services Corp.                                113
                                                                 ---------
                                                                       642
                                                                 ---------

              APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
    5,900     Kenneth Cole Productions, Inc. "A"*                      143
    4,300     Quiksilver, Inc.*                                        114
                                                                 ---------
                                                                       257
                                                                 ---------

              APPAREL RETAIL (1.6%)
   12,700     Aeropostale, Inc.*                                       155
   17,100     Pacific Sunwear of California, Inc.*                     311
                                                                 ---------
                                                                       466
                                                                 ---------

              APPLICATION SOFTWARE (4.7%)
   15,800     Group 1 Software, Inc.*                                  223
   13,400     Hyperion Solutions Corp.*                                372
    9,300     MRO Software, Inc.*                                      106
    6,100     Reynolds & Reynolds Co. "A"                              152
   20,300     Take-Two Interactive Software, Inc.*                     430
    8,400     Verisity Ltd.*                                            77
                                                                 ---------
                                                                     1,360
                                                                 ---------

              BANKS (8.3%)
    6,200     Bank of the Ozarks, Inc.                                 177
    3,300     Cathay Bancorp, Inc.                                     124
    8,200     Community First Bankshares, Inc.                         206
    4,600     Community Trust Bancorp, Inc.                            117
    4,300     First Essex Bancorp, Inc.                                143
   12,700     Pacific Capital Bancorp*                                 358
    3,800     R & G Financial Corp. "B"                                 84

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
   24,900     Staten Island Bancorp, Inc.                        $     458
    5,200     Sterling Bancorp                                         139
    2,200     Suffolk Bancorp                                           70
    2,400     Tompkins Trustco, Inc.                                   105
   27,300     TrustCo Bank Corp. NY                                    282
    3,600     Westamerica Bancorp                                      147
                                                                 ---------
                                                                     2,410
                                                                 ---------

              BIOTECHNOLOGY (4.9%)
    5,200     Charles River Laboratories International, Inc.*          155
   15,900     IDEXX Laboratories, Inc.*                                551
    5,300     Invitrogen Corp.*                                        156
    2,400     Neurocrine Biosciences, Inc.*                            104
   10,400     Techne Corp.*                                            237
   18,600     Telik, Inc.*                                             209
                                                                 ---------
                                                                     1,412
                                                                 ---------

              BUILDING PRODUCTS (0.6%)
    4,700     Simpson Manufacturing, Inc.*                             162
                                                                 ---------

              CASINOS & GAMING (1.6%)
   10,100     GTECH Holdings Corp.*                                    275
    8,900     Multimedia Games, Inc.*                                  184
                                                                 ---------
                                                                       459
                                                                 ---------

              COMMODITY CHEMICALS (0.5%)
    5,700     Georgia Gulf Corp.                                       134
                                                                 ---------

              COMPUTER HARDWARE (1.3%)
   15,200     Pinnacle Systems, Inc.*                                  199
   12,500     SanDisk Corp.*                                           190
                                                                 ---------
                                                                       389
                                                                 ---------

              COMPUTER STORAGE & PERIPHERALS (1.0%)
   14,000     Avid Technology, Inc.*                                   297
                                                                 ---------

              CONSTRUCTION & ENGINEERING (0.9%)
    5,700     Emcor Group, Inc.*                                       271
                                                                 ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY
                TRUCKS (0.6%)
    2,600     Oshkosh Truck Corp.                                $     163
                                                                 ---------

              DATA PROCESSING SERVICES (2.3%)
   11,200     CheckFree Corp.*                                         215
    9,100     eSpeed, Inc. "A"*                                        151
   10,300     Global Payments, Inc.                                    294
                                                                 ---------
                                                                       660
                                                                 ---------

              DIVERSIFIED COMMERCIAL SERVICES (4.2%)
    3,500     Corinthian Colleges, Inc.*                               128
   11,100     ITT Educational Services, Inc.*                          311
    8,900     Pittston Co.                                             139
   10,500     Teletech Holdings, Inc.*                                  61
   11,600     University of Phoenix Online*                            415
    9,300     Watson Wyatt & Co. Holdings*                             176
                                                                 ---------
                                                                     1,230
                                                                 ---------

              DIVERSIFIED FINANCIAL SERVICES (1.0%)
   12,500     John Nuveen Co. "A"                                      292
                                                                 ---------

              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    2,600     Genlyte Group, Inc.*                                      77
    9,500     Signal Technology Corp.*                                  90
                                                                 ---------
                                                                       167
                                                                 ---------

              ELECTRONIC EQUIPMENT & INSTRUMENTS (7.7%)
   11,000     Amphenol Corp. "A"*                                      448
   10,300     Benchmark Electronics, Inc.*                             335
   13,300     Checkpoint Systems, Inc.*                                129
   10,900     Global Imaging Systems, Inc.*                            196
    5,300     GTSI Corp.*                                               54
   10,300     Methode Electronics, Inc. "A"                             93
   21,700     OSI Systems, Inc.*                                       421
    4,700     Tektronix, Inc.*                                          77
   13,400     Teledyne Technologies, Inc.*                             168
   19,900     Trimble Navigation Ltd.*                                 325
                                                                 ---------
                                                                     2,246
                                                                 ---------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              EMPLOYMENT SERVICES (0.5%)
   10,900     Right Management Consultants, Inc.*                $     149
                                                                 ---------

              ENVIRONMENTAL SERVICES (1.0%)
    4,300     Stericycle, Inc.*                                        146
    4,000     Waste Connections, Inc.*                                 139
                                                                 ---------
                                                                       285
                                                                 ---------

              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    3,500     Scotts Co.*                                              179
                                                                 ---------

              FOOTWEAR (1.0%)
    6,900     K-Swiss, Inc. "A"                                        175
    4,100     Timberland Co. "A"*                                      127
                                                                 ---------
                                                                       302
                                                                 ---------

              GAS UTILITIES (1.1%)
    7,500     UGI Corp.                                                314
                                                                 ---------

              HEALTH CARE DISTRIBUTORS & SERVICES (1.5%)
    9,700     Apria Healthcare Group, Inc.*                            224
    3,900     Covance, Inc.*                                           105
    4,200     Renal Care Group, Inc.*                                  121
                                                                 ---------
                                                                       450
                                                                 ---------

              HEALTH CARE EQUIPMENT (3.8%)
    3,300     Bio-Rad Laboratories, Inc. "A"*                          117
    3,000     Diagnostic Products Corp.                                105
    7,500     INAMED Corp.*                                            222
   10,100     Respironics, Inc.*                                       313
   15,200     Steris Corp.*                                            356
                                                                 ---------
                                                                     1,113
                                                                 ---------

              HEALTH CARE FACILITIES (0.5%)
    9,300     VCA Antech, Inc.*                                        144
                                                                 ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              HEALTH CARE SUPPLIES (2.1%)
   10,200     Cooper Companies, Inc.                             $     262
    8,400     Immucor, Inc.*                                           157
   10,700     Merit Medical Systems, Inc.*                             187
                                                                 ---------
                                                                       606
                                                                 ---------

              HOMEBUILDING (0.3%)
    3,400     M/I Schottenstein Homes, Inc.                             91
                                                                 ---------

              HOUSEHOLD APPLIANCES (0.6%)
    2,600     Toro Co.                                                 164
                                                                 ---------

              INDUSTRIAL MACHINERY (1.0%)
    4,300     Actuant Corp. "A"*                                       173
    4,900     Graco, Inc.                                              130
                                                                 ---------
                                                                       303
                                                                 ---------

              INFORMATION TECHNOLOGY CONSULTING &
                SERVICES (1.3%)
    7,900     Manhattan Associates, Inc.*                              191
    7,300     StarTek, Inc.*                                           198
                                                                 ---------
                                                                       389
                                                                 ---------

              INSURANCE BROKERS (0.7%)
    5,600     Hilb, Rogal, & Hamilton Co.                              211
                                                                 ---------

              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    6,800     Commonwealth Telephone Enterprises, Inc.*                243
                                                                 ---------

              INTERNET SOFTWARE & SERVICES (3.7%)
    7,300     Infospace, Inc.*                                          80
   44,700     LookSmart Ltd.*                                          136
   12,400     Open Text Corp.*                                         335
    4,800     Overture Services, Inc.*                                 112
   21,000     United Online, Inc.*                                     294
    6,800     Websense, Inc.*                                          107
                                                                 ---------
                                                                     1,064
                                                                 ---------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              LEISURE PRODUCTS (1.8%)
   19,000     Marvel Enterprises, Inc.*                          $     211
    2,000     Polaris Industries, Inc.                                 103
    7,300     SCP Pool Corp.*                                          202
                                                                 ---------
                                                                       516
                                                                 ---------

              MANAGED HEALTH CARE (2.7%)
   11,700     Coventry Health Care, Inc.*                              325
   10,000     Mid Atlantic Medical Services, Inc.*                     344
    7,600     Sierra Health Services, Inc.*                            112
                                                                 ---------
                                                                       781
                                                                 ---------

              NETWORKING EQUIPMENT (3.1%)
   13,300     Avocent Corp.*                                           334
    4,600     Black Box Corp.                                          189
   18,600     Emulex Corp.*                                            389
                                                                 ---------
                                                                       912
                                                                 ---------

              OFFICE ELECTRONICS (1.1%)
    5,500     Zebra Technologies Corp. "A"*                            307
                                                                 ---------

              OIL & GAS EQUIPMENT & SERVICES (1.3%)
    7,900     FMC Technologies, Inc.*                                  153
   10,000     Oceaneering International, Inc.*                         232
                                                                 ---------
                                                                       385
                                                                 ---------

              OIL & GAS EXPLORATION & PRODUCTION (2.5%)
    5,200     Newfield Exploration Co.*                                172
   12,300     Patina Oil & Gas Corp.                                   396
    5,900     St. Mary Land & Exploration Co.                          146
                                                                 ---------
                                                                       714
                                                                 ---------

              OIL & GAS - REFINING & MARKETING &
              TRANSPORTATION (0.5%)
    4,400     Williams Energy Partners L.P.                            155
                                                                 ---------

              PHARMACEUTICALS (2.4%)
    7,700     Eon Labs, Inc.*                                          183
    5,900     Scios, Inc.*                                             193
   20,600     SICOR, Inc.*                                             307
                                                                 ---------
                                                                       683
                                                                 ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.9%)
    7,400     Triad Guaranty, Inc.*                              $     259
                                                                 ---------

              REAL ESTATE INVESTMENT TRUSTS (1.6%)
    7,500     Macerich Co.                                             223
    8,500     MFA Mortgage Investments, Inc.                            74
   15,700     Ventas, Inc.                                             178
                                                                 ---------
                                                                       475
                                                                 ---------

              RESTAURANTS (1.9%)
    4,100     CBRL Group, Inc.                                         131
   10,100     Papa John's International, Inc.*                         255
    5,840     Red Robin Gourmet Burgers, Inc.*                          87
    8,700     Ryan's Family Steak Houses, Inc.*                         92
                                                                 ---------
                                                                       565
                                                                 ---------

              SEMICONDUCTOR EQUIPMENT (1.1%)
    6,300     DuPont Photomasks, Inc.*                                 133
   22,100     MEMC Electronic Materials, Inc.*                         179
                                                                 ---------
                                                                       312
                                                                 ---------

              SEMICONDUCTORS (1.8%)
   11,600     Artisan Components, Inc.*                                198
    6,200     DSP Group, Inc.*                                         103
   10,100     Integrated Circuit Systems, Inc.*                        212
                                                                 ---------
                                                                       513
                                                                 ---------

              SPECIALTY CHEMICALS (0.4%)
    2,700     Minerals Technologies, Inc.                              107
                                                                 ---------

              SPECIALTY STORES (3.7%)
    6,000     Dick's Sporting Goods, Inc.*                             114
    9,000     Movie Gallery, Inc.*                                     126
    6,600     Pep Boys-Manny, Moe & Jack                                69
   16,400     Pier 1 Imports, Inc.                                     278
   11,400     Regis Corp.                                              307
    5,000     Tractor Supply Co.*                                      185
                                                                 ---------
                                                                     1,079
                                                                 ---------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              STEEL (0.3%)
    2,400     Quanex Corp.                                       $      74
                                                                 ---------

              SYSTEMS SOFTWARE (1.2%)
   11,100     Progress Software Corp.*                                 159
   13,000     Sybase, Inc.*                                            187
                                                                 ---------
                                                                       346
                                                                 ---------

              TELECOMMUNICATION EQUIPMENT (2.4%)
   15,700     Intermediate Telephone, Inc.                             343
   13,000     Tekelec, Inc.*                                           111
   12,400     UTStarcom, Inc.*                                         239
                                                                 ---------
                                                                       693
                                                                 ---------

              TOBACCO (0.5%)
    3,700     Universal Corp.                                          137
                                                                 ---------

              TRUCKING (1.0%)
    5,500     Landstar System, Inc.*                                   285
                                                                 ---------

              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   18,000     Nextel Partners, Inc. "A"*                                95
                                                                 ---------
              Total common stocks (cost: $28,000)                   28,529
                                                                 ---------

PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
    (000)     SECURITY                                               (000)
--------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (2.2%)
   $  340     Bank One Capital Markets, Inc., 1.32%, acquired
                on 1/31/03 and due 2/03/03 at $340
                (collateralized by a $350 Freddie Mac, Discount
                Note, due 2/28/03; market value of $350) (b,c)         340
      300     CS First Boston Corp., 1.32%, acquired on 1/31/03
                and due 2/03/03 at $300 (collateralized by a $590
                TIGER Strip, due 5/15/16; market value
                of $306)(b,c)                                          300
                                                                 ---------
              Total repurchase agreements (cost: $640)                 640
                                                                 ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.0%)
   58,750     AIM Short-Term Investment Co. Liquid Assets
              Portfolio, 1.30%,(a,b)                             $      59
  111,534     Merrill Lynch Premier Institutional
              Fund, 1.33%,(a,b)                                        111
  690,977     SSgA Prime Money Market Fund, 1.23% (a)                  691
                                                                 ---------
              Total money market instruments (cost: $861)              861
                                                                 ---------

              TOTAL INVESTMENTS (COST: $29,501)                  $  30,030
                                                                 =========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Rate represents the money market fund annualized seven-day yield at January 31, 2003.

                 (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

                 (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

                   * Non-income-producing security for the 12 months preceding
                     January 31, 2003.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities on
     loan of $696) (identified cost of $29,501)                                  $    30,030
  Cash                                                                                    34
  Receivables:
     Capital shares sold                                                                  92
     USAA Investment Management Company                                                  120
     Dividends and interest                                                               13
     Securities sold                                                                     317
                                                                                 -----------
         Total assets                                                                 30,606
                                                                                 -----------

LIABILITIES
  Payable upon return of securities loaned                                               811
  Securities purchased                                                                   633
  Capital shares redeemed                                                                 29
  USAA Investment Management Company                                                      21
  USAA Transfer Agency Company                                                            22
  Accounts payable and accrued expenses                                                   80
                                                                                 -----------
         Total liabilities                                                             1,596
                                                                                 -----------
             Net assets applicable to capital shares outstanding                 $    29,010
                                                                                 ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                $    50,114
  Accumulated undistributed net investment loss                                          (42)
  Accumulated net realized loss on investments                                       (21,591)
  Net unrealized appreciation of investments                                             529
                                                                                 -----------
             Net assets applicable to capital shares outstanding                 $    29,010
                                                                                 ===========
  Capital shares outstanding                                                           7,077
                                                                                 ===========
  Authorized shares of $.01 par value                                                100,000
                                                                                 ===========
  Net asset value, redemption price, and offering price per share                $      4.10
                                                                                 ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT LOSS
   Income:
      Dividends                                               $       98
      Interest                                                         3
      Fees from securities loaned                                      4
                                                              ----------
         Total income                                                105
                                                              ----------
   Expenses:
      Management fees                                                125
      Administrative and servicing fees                               22
      Transfer agent's fees                                          130
      Custodian's fees                                                22
      Postage                                                         15
      Shareholder reporting fees                                      22
      Directors' fees                                                  2
      Registration fees                                               27
      Professional fees                                               26
      Other                                                            3
                                                              ----------
         Total expenses                                              394
      Expenses reimbursed                                           (246)
      Expenses paid indirectly                                        (1)
                                                              ----------
         Net expenses                                                147
                                                              ----------
            Net investment loss                                      (42)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                              (2,979)
   Change in net unrealized appreciation/depreciation              1,924
                                                              ----------
            Net realized and unrealized loss                      (1,055)
                                                              ----------
Decrease in net assets resulting from operations              $   (1,097)
                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                         1/31/2003       7/31/2002
                                                         -------------------------
FROM OPERATIONS
   Net investment loss                                   $     (42)     $     (197)
   Net realized loss on investments                         (2,979)        (15,514)
   Change in net unrealized appreciation/depreciation
      of investments                                         1,924           4,400
                                                         -------------------------
      Decrease in net assets resulting from operations      (1,097)        (11,311)

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 5,371          22,739
   Cost of shares redeemed                                  (3,565)         (9,671)
                                                         -------------------------
      Increase in net assets from capital
         share transactions                                  1,806          13,068
                                                         -------------------------
Net increase in net assets                                     709           1,757

NET ASSETS
   Beginning of period                                      28,301          26,544
                                                         -------------------------
   End of period                                         $  29,010      $   28,301
                                                         =========================
Accumulated undistributed net investment loss:
   End of period                                         $     (42)     $        -
                                                         =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               1,263           4,268
   Shares redeemed                                            (837)         (1,830)
                                                         -------------------------
      Increase in shares outstanding                           426           2,438
                                                         =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

                 A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Portfolio securities, except as otherwise noted,
                        traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                     2. Over-the-counter securities are priced at the last
                        sales price or, if not available, at the average of the bid and asked prices.

                     3. Securities purchased with maturities of 60 days or
                        less are stated at amortized cost, which approximates market value.

                     4. Securities that cannot be valued by the methods set
                        forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the investment subadviser of the Fund, under valuation procedures approved by the Company's Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                     1. Market value of securities, other assets, and
                        liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                     2. Purchases and sales of securities, income, and
                        expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                     Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

              of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended
              January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

              Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers of $7,848,000 for federal income tax purposes, which will

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

              expire in 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $23,428,000 and $21,848,000, respectively.

              At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

              Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $2,097,000 and $1,568,000, respectively, resulting in net unrealized appreciation of $529,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $696,000 and received cash collateral of $811,000 for the loans. Of this amount $810,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets.

                     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     (in the case of underperformance) the base fee, as referenced in the following chart:

  OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
  RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
  ------------------------------------------------------------------------------
  +/- 1.00% to 4.00%                     +/- 0.04%
  +/- 4.01% to 7.00%                     +/- 0.05%
  +/- 7.01% and greater                  +/- 0.06%

  (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                     For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $125,000, which included a performance fee of $0.

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $22,000.

                 D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount, which for the six-month period ended January 31, 2003, equaled $246,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $130,000.

                 F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on October 27, 2000. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            SIX-MONTH
                                                         PERIOD ENDED           YEAR ENDED              PERIOD ENDED
                                                          JANUARY 31,             JULY 31,                  JULY 31,
                                                         -----------------------------------------------------------
                                                                 2003                 2002                     2001*
                                                         -----------------------------------------------------------
Net asset value at beginning of period                     $     4.26           $     6.30               $     10.00
                                                         -----------------------------------------------------------
Loss from investment operations:
    Net investment loss                                          (.01)(a)             (.04)(a)                  (.04)(a)
    Net realized and unrealized loss                             (.15)(a)            (2.00)(a)                 (3.66)(a)
                                                         -----------------------------------------------------------
Total from investment operations                                 (.16)(a)            (2.04)(a)                 (3.70)(a)
                                                         -----------------------------------------------------------
Net asset value at end of period                           $     4.10           $     4.26               $      6.30
                                                         ===========================================================
Total return (%)                                                (3.76)              (32.54)                   (37.00)
Net assets at end of period (000)                          $   29,010           $   28,301               $    26,544
Ratio of expenses to average net assets (%)**                    1.00(b,c)            1.00(c)                   1.85(b,c)
Ratio of expenses to average net assets,
   excluding reimbursements (%)**                                2.68(b,c)            2.54(c)                   2.43(b,c)
Ratio of net investment loss to average net
   assets (%)**                                                  (.28)(b)             (.69)                     (.84)(b)
Portfolio turnover (%)                                          76.18               188.09                      8.49

  *  Fund commenced operations on October 27, 2000.
 ** For the six-month period ended January 31, 2003, average net assets were $29,191,000.
(a)  Calculated using average shares. For the six-month period ended
     Janaury 31, 2003, average shares were 6,888,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

32

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

34

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

             DIRECTORS     Robert G. Davis, CHAIRMAN OF THE BOARD
                           Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                           Barbara B. Dreeben
                           Robert L. Mason, Ph.D.
                           Michael F. Reimherr
                           Laura T. Starks, Ph.D.
                           Richard A. Zucker

   INVESTMENT ADVISER,     USAA Investment Management Company
          UNDERWRITER,     9800 Fredericksburg Road
       AND DISTRIBUTOR     San Antonio, Texas 78288

        TRANSFER AGENT     USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

             CUSTODIAN     State Street Bank and Trust Company
                           P.O. Box 1713
                           Boston, Massachusetts 02105

  INDEPENDENT AUDITORS     Ernst & Young LLP
                           100 West Houston St., Suite 1900
                           San Antonio, Texas 78205

             TELEPHONE     Call toll free - Central time
      ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                           Saturday, 8:30 a.m. to 5 p.m.
                           Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT     For account servicing, exchanges,
          MUTUAL FUNDS     or redemptions
                           1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL     24-hour service (from any phone)
     FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND     (from touch-tone phones only)
     USAA TOUCHLINE(R)     For account balance, last transaction, fund
                           prices, or to exchange or redeem fund shares
                           1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
    USAA(R)       San Antonio, Texas 78288                 PRSRT STD
                                                              U.S.
                                                            Postage
                                                            P A I D
                                                              USAA
                                                         -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                            INSURANCE o MEMBER SERVICES

36843-0303                                 (C)2003, USAA. All rights reserved.